Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Entity Central Index Key	0001635295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 25, 2020
Document Effective Date	Sep. 01, 2020
Prospectus Date	Sep. 01, 2020
BNY Mellon Core Plus Fund | Class I
Prospectus:
Trading Symbol	DCPIX
BNY Mellon Core Plus Fund | Class C
Prospectus:
Trading Symbol	DCPCX
BNY Mellon Core Plus Fund | Class A
Prospectus:
Trading Symbol	DCPAX
BNY Mellon Core Plus Fund | Class Y
Prospectus:
Trading Symbol	DCPYX